Guarantor (Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows - operating activities
Cash from (used for) operating activities - continuing operations	$ 11,856	$ 16,033	$ 14,398
Cash from (used for) operating activities - discontinued operations	8,034	11,676	14,112
Cash from (used for) operating activities	19,891	27,709	28,510
Cash flows - investing activities
Cash from (used for) investing activities - continuing operations	61,613	19,229	44,159
Cash from (used for) investing activities - discontinued operations	(2,125)	(24,263)	(15,042)
Cash from (used for) investing activities	59,488	(5,034)	29,117
Cash flows - financing activities
Cash from (used for) financing activities - continuing operations	(69,547)	(40,912)	(46,813)
Cash from (used for) financing activities - discontinued operations	(6,507)	23,956	1,238
Cash from (used for) financing activities	(76,054)	(16,956)	(45,575)
Effect of Exchange Rate on Cash and Cash Equivalents	(3,464)	(3,492)	(795)
Increase Decrease In Cash And Cash Equivalents	(138)	2,224	11,258
Cash and equivalents at beginning of year	91,017	88,792	77,533
Cash and equivalents at end of year	90,879	91,017	88,792
Less cash and equivalents of discontinued operations at December 31	20,395	20,991	9,617
Cash and equivalents of continuing operations at end of year	70,483	70,025	79,173
Parent Company Guarantor (General Electric)
Cash flows - operating activities
Cash from (used for) operating activities - continuing operations	13,587	(2,483)	1,818
Cash from (used for) operating activities - discontinued operations	(7,490)	5,855	5,472
Cash from (used for) operating activities	6,097	3,372	7,290
Cash flows - investing activities
Cash from (used for) investing activities - continuing operations	7,106	(1,410)	5,254
Cash from (used for) investing activities - discontinued operations	0	0	0
Cash from (used for) investing activities	7,106	(1,410)	5,254
Cash flows - financing activities
Cash from (used for) financing activities - continuing operations	(13,886)	(5,641)	(6,790)
Cash from (used for) financing activities - discontinued operations	0	0	0
Cash from (used for) financing activities	(13,886)	(5,641)	(6,790)
Increase Decrease In Cash And Cash Equivalents	(683)	(3,679)	5,754
Cash and equivalents at beginning of year	4,820	8,499	2,745
Cash and equivalents at end of year	4,137	4,820	8,499
Less cash and equivalents of discontinued operations at December 31	0	0	0
Cash and equivalents of continuing operations at end of year	4,137	4,820	8,499
Subsidiary Issuer (GE Capital)
Cash flows - operating activities
Cash from (used for) operating activities - continuing operations	68	0	0
Cash from (used for) operating activities - discontinued operations	0	0	0
Cash from (used for) operating activities	68	0	0
Cash flows - investing activities
Cash from (used for) investing activities - continuing operations	(248)	0	0
Cash from (used for) investing activities - discontinued operations	0	0	0
Cash from (used for) investing activities	(248)	0	0
Cash flows - financing activities
Cash from (used for) financing activities - continuing operations	180	0	0
Cash from (used for) financing activities - discontinued operations	0	0	0
Cash from (used for) financing activities	180	0	0
Increase Decrease In Cash And Cash Equivalents	0	0	0
Cash and equivalents at beginning of year	0	0	0
Cash and equivalents at end of year	0	0	0
Less cash and equivalents of discontinued operations at December 31	0	0	0
Cash and equivalents of continuing operations at end of year	0	0	0
Subsidiary Guarantor (Subsidiary)
Cash flows - operating activities
Cash from (used for) operating activities - continuing operations	631	0	0
Cash from (used for) operating activities - discontinued operations	(30)	0	0
Cash from (used for) operating activities	601	0	0
Cash flows - investing activities
Cash from (used for) investing activities - continuing operations	(601)	0	0
Cash from (used for) investing activities - discontinued operations	0	0	0
Cash from (used for) investing activities	(601)	0	0
Cash flows - financing activities
Cash from (used for) financing activities - continuing operations	0	0	0
Cash from (used for) financing activities - discontinued operations	0	0	0
Cash from (used for) financing activities	0	0	0
Increase Decrease In Cash And Cash Equivalents	0	0	0
Cash and equivalents at beginning of year	0	0	0
Cash and equivalents at end of year	0	0	0
Less cash and equivalents of discontinued operations at December 31	0	0	0
Cash and equivalents of continuing operations at end of year	0	0	0
Non-Guarantor Subsidiaries
Cash flows - operating activities
Cash from (used for) operating activities - continuing operations	433,479	147,449	124,284
Cash from (used for) operating activities - discontinued operations	27,533	5,794	6,990
Cash from (used for) operating activities	461,013	153,243	131,274
Cash flows - investing activities
Cash from (used for) investing activities - continuing operations	(493,933)	(403,870)	(37,752)
Cash from (used for) investing activities - discontinued operations	5,854	(24,263)	(15,042)
Cash from (used for) investing activities	(488,079)	(428,133)	(52,794)
Cash flows - financing activities
Cash from (used for) financing activities - continuing operations	67,063	272,150	(72,741)
Cash from (used for) financing activities - discontinued operations	(37,582)	23,956	1,238
Cash from (used for) financing activities	29,481	296,106	(71,503)
Increase Decrease In Cash And Cash Equivalents	(1,049)	17,721	6,183
Cash and equivalents at beginning of year	108,400	90,678	84,494
Cash and equivalents at end of year	107,351	108,400	90,678
Less cash and equivalents of discontinued operations at December 31	20,395	20,991	9,617
Cash and equivalents of continuing operations at end of year	86,955	87,408	81,060
Consolidation adjustments
Cash flows - operating activities
Cash from (used for) operating activities - continuing operations	(435,909)	(128,933)	(111,704)
Cash from (used for) operating activities - discontinued operations	(11,979)	27	1,650
Cash from (used for) operating activities	(447,888)	(128,906)	(110,054)
Cash flows - investing activities
Cash from (used for) investing activities - continuing operations	549,289	424,509	76,657
Cash from (used for) investing activities - discontinued operations	(7,979)	0	0
Cash from (used for) investing activities	541,310	424,509	76,657
Cash flows - financing activities
Cash from (used for) financing activities - continuing operations	(122,904)	(307,421)	32,718
Cash from (used for) financing activities - discontinued operations	31,075	0	0
Cash from (used for) financing activities	(91,829)	(307,421)	32,718
Increase Decrease In Cash And Cash Equivalents	1,594	(11,818)	(679)
Cash and equivalents at beginning of year	(22,203)	(10,385)	(9,706)
Cash and equivalents at end of year	(20,609)	(22,203)	(10,385)
Less cash and equivalents of discontinued operations at December 31	0	0	0
Cash and equivalents of continuing operations at end of year	$ (20,609)	$ (22,203)	$ (10,385)